DISPOSAL OF SUBSIDIARIES (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP

As of April 28, 2023
USD’000

Right-of-use assets, net	3,756
Inventories, net	3,634
Trade receivables, net	405
Other receivables and prepayments	407
Cash and bank balances	36
Accrued liabilities and other payables	(2,696)
Amounts owed to related parties	(4,938)
Lease liabilities	(2,720)
Taxes payables	(11)

SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION

The financial performance and cash flow information presented are for the year ended December 31, 2023.

Year ended December 31, 2023
USD’000
Financial performance
Net sales	381

Cost of goods sold	1,067

Gross loss	(686)

Other income	807
Selling and distribution expenses	(215)
Administrative expenses	(61)
Finance costs	(41)

Loss before taxation	(196)

Gain on disposal of discontinued operations	10,430

Net income for the year from discontinued operations	10,233

Cash flow information

Net cash generated from operating activities from discontinued operations	1,994

Net cash used in investing activities from discontinued operations	-

Net cash used in financing activities from discontinued operations	(2,020)

Net decrease in cash and cash equivalents from discontinued operations	(26)